Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenues
Collaboration revenues	$ 6,028	$ 2,904	$ 16,566	$ 7,163	$ 13,706	$ 5,118
Other revenues	105	21	324	106	219	3,053
Total revenues	6,133	2,925	16,890	7,269	13,925	8,171
Operating Expenses
Research and development	10,763	14,364	35,867	50,984	64,185	70,386
General and administrative	7,407	5,046	21,320	19,139	24,897	18,300
Other						1,912
Total operating expenses	18,170	19,410	57,187	70,123	89,082	90,598
Operating loss	(12,037)	(16,485)	(40,297)	(62,854)	(75,157)	(82,427)
Other Income (Expense)
Unrealized appreciation (depreciation) in fair value of equity securities	27,339	(3,940)	5,704	12,031	(6,290)	(2,675)
Gain on previously held equity investment			7,415
Interest expense	(6)	(17)	(31)	(42)	(57)	(183)
Investment income	38	1	58	3	5	6
Other expense	(343)	(49)	(349)	(75)	(101)	(1)
Total other income (expense)	27,028	(4,005)	12,797	11,917	(6,443)	(2,853)
Equity in net loss of affiliate			(390)		(274)
Net income (loss)	14,991	(20,490)	(27,890)	(50,937)	(81,874)	(85,280)
Net loss attributable to the noncontrolling interest	449		1,114
Net income (loss) attributable to Intrexon	15,440	(20,490)	(26,776)	(50,937)	(81,874)	(85,280)
Accretion of dividends on redeemable convertible preferred stock	(4,044)	(5,469)	(18,391)	(16,291)	(21,994)	(13,868)
Undistributed earnings allocated to preferred shareholders	(3,106)
Net income (loss) attributable to common shareholders	$ 8,290	$ (25,959)	$ (45,167)	$ (67,228)	$ (103,868)	$ (99,148)
Net income (loss) attributable to common shareholders per share, basic	$ 0.15	$ (4.66)	$ (2.05)	$ (12.21)
Net loss attributable to common shareholders per share, basic and diluted					$ (18.77)	$ (18.92)
Net income (loss) attributable to common shareholders per share, diluted	$ 0.15	$ (4.66)	$ (2.05)	$ (12.21)
Weighted average shares outstanding, basic and diluted					5,533,690	5,240,647
Weighted average shares outstanding, basic	54,305,354	5,576,526	22,056,396	5,506,043
Weighted average shares outstanding, diluted	56,150,996	5,576,526	22,056,396	5,506,043
Unaudited pro forma net loss attributable to Intrexon per share
Net loss attributable to Intrexon per share - basic and diluted			$ (0.32)		$ (1.17)
Weighted average shares - basic and diluted			83,738,320		70,055,471